PROPERTY AND EQUIPMENT, NET - Acquired under finance leases and other financing arrangement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts
Finance leases, net	¥ 8,867,222	¥ 8,207,825
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization